FAIR VALUE MEASUREMENTS (Details 2) - Recurring basis - Level 3 $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year:
Purchases	$ 1,369
Total gains included in earnings	27
Balance at end of year:	$ 1,396